Supplemental Information (Derivatives and Hedging) (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative assets	$ 8,859	$ 7,391
Derivative liabilities	5,282	5,681
Netting adjustment of derivative gross asset	(3,677)	(4,326)
Netting adjustment of derivative gross liability	(3,662)	(4,326)
Cash collateral assets	3,435	1,141
Net derivative assets	1,761	2,282
Net derivative liabilities	927	700
Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	6,516	5,241
Derivative liabilities	1,024	1,541
Derivatives Not Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	2,343	2,149
Derivative liabilities	4,259	4,141
Interest Rate Contracts | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	5,619	4,132
Derivative liabilities	23	158
Interest Rate Contracts | Derivatives Not Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	106	119
Derivative liabilities	55	44
Currency Exchange Contracts | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	897	1,109
Derivative liabilities	1,000	1,383
Currency Exchange Contracts | Derivatives Not Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	1,907	1,715
Derivative liabilities	4,168	4,048
Other Contracts | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Other Contracts | Derivatives Not Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	330	315
Derivative liabilities	36	49
Gross Accrued Interest [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	703	1,001
Derivative liabilities	10	(13)
Gross Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	9,562	8,392
Derivative liabilities	5,292	5,668
Amounts Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(7,800)	(6,110)
Derivative liabilities	(4,365)	(4,968)
Cash collateral assets	4,124	1,784
Cash collateral liabilities	703	642
Securities Pledged as Collateral [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(388)	(1,277)
Derivative liabilities	0	0
Net Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,372	1,005
Derivative liabilities	$ 927	$ 700